INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of Deferred Taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Non-capital losses (Canada)	$172	$174
Capital losses (Canada)	—	—
Net operating losses (United States)	760	672
Non-capital losses (foreign)	90	114
Tax credit carryforwards	33	35
Capital losses (United States)	336	685
Other	13	65
	1,404	1,745
Deferred income tax (liabilities):
Properties	(3,899)	(5,202)
	(3,899)	(5,202)
Net deferred tax (liability)	$(2,495)	$(3,457)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2023	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2024
Deferred tax assets	$1,745	$(260)	$—	$—	$(10)	$(71)	$1,404
Deferred tax (liabilities)	(5,202)	164	—	—	135	1,004	(3,899)
Net deferred tax (liability)	$(3,457)	$(96)	$—	$—	$125	$933	$(2,495)

		Recognized in
(US$ Millions)	Dec. 31, 2022	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2023
Deferred tax assets	$1,691	$8	$7	$—	$33	$6	$1,745
Deferred tax (liabilities)	(4,755)	546	1	3	(80)	(917)	(5,202)
Net deferred tax (liability)	$(3,064)	$554	$8	$3	$(47)	$(911)	$(3,457)

Disclosure of Deferred Income Taxes and Deductible Temporary Differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Unused tax losses - gross
Net operating losses (United States)	$—	$24
Capital losses (foreign)	4	25
Net operating losses (foreign)	355	548
Other unrecognized tax attributes	37	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$396	$634

Schedule of Components of Income Tax Expense Benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Current income tax expense	$193	$135	$163
Deferred income tax expense (benefit)	96	(554)	118
Income tax expense	$289	$(419)	$281

Schedule of Income Tax Rates

Years ended Dec. 31,	2024	2023	2022
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(22)%	(12)%	(7)%
Non-controlling interests in income of flow-through entities	(12)%	(9)%	(2)%
Change in tax rates applicable to temporary differences in other jurisdictions	—	14%	4%
Tax expense uncorrelated with accounting income	(8)%	—	—
Other	(1)%	(1)%	1%
Effective income tax rate	(17)%	18%	22%